Provisions (Tables)	12 Months Ended
Jun. 30, 2025
Provision for dividends and other liabilities [member]
Statement [Line Items]
Summary of Provisions
The disclosure below excludes closure and rehabilitation provisions (refer to note 15 ‘Closure and rehabilitation provisions’), employee benefits, restructuring and post-retirement employee benefits provisions (refer to note 27 ‘Employee benefits, restructuring and post-retirement employee benefits provisions’) and provision related to the Samarco dam failure (refer to note 4 ‘Significant events – Samarco dam failure’).

	2025	2024
	US$M	US$M
At the beginning of the financial year	710	769
Dividends determined	6,286	7,712
Charge/(credit) for the year:
Underlying	185	180
Discounting	7	2
Exchange variations	103	(42)
Released during the year	(73)	(120)
Utilisation	(90)	(92)
Dividends paid	(6,403)	(7,675)
Transfers and other movements	(19)	(24)

At the end of the financial year	706	710

Comprising:
Current	310	220
Non-current	396	490

Samarco dam failure [member]
Statement [Line Items]
Summary of Financial Impacts of Samarco Dam Failure
The financial impacts of the Samarco dam failure on the Group’s income statement, balance sheet and cash flow statement for the year ended 30 June 2025 are shown in the tables below and have been treated as an exceptional item.

Financial impacts of Samarco dam failure	2025	2024	2023
	US$M	US$M	US$M
Income statement
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure 1	(211)	(139)	(103)
Profit/(loss) from equity accounted investments, related impairments and expenses
Samarco dam failure provision 2	(659)	(2,833)	(256)
Fair value change on forward exchange derivatives 3	414	(199)	471

(Loss)/profit from operations	(456)	(3,171)	112
Net finance costs 4	(458)	(506)	(452)

Loss before taxation	(914)	(3,677)	(340)
Income tax (expense)/benefit 5	–	(85)	17

Loss after taxation	(914)	(3,762)	(323)

Balance sheet movement
Other financial assets/(liabilities) 6	441	(280)	337
Trade and other payables	29	(4)	(6)
Tax liabilities	–	(85)	17
Provisions	656	(2,824)	(260)

Net decrease/(increase) in liabilities	1,126	(3,193)	88

		2025		2024		2023
		US$M		US$M		US$M
Cash flow statement
Loss before taxation		(914)		(3,677)		(340)
Adjustments for:
Samarco dam failure provision 2	659		2,833		256
Fair value change on forward exchange derivatives 3	(414)		199		(471)
(Settlement of)/proceeds from cash management related instruments	(17)		218		134
Net finance costs 4	458		506		452
Changes in assets and liabilities:
Trade and other payables	(29)		4		6

Net operating cash flows		(257)		83		37

Net investment and funding of equity accounted investments 7		(1,773)		(640)		(448)

Net investing cash flows		(1,773)		(640)		(448)

Net decrease in cash and cash equivalents		(2,030)		(557)		(411)

1	Includes legal and advisor costs incurred.

2	US$540 million (2024: US$3,700 million; 2023: US$(33) million) change in estimate and US$119 million (2024: US$(867) million; 2023: US$289 million) exchange translation.

3
The Group enters into forward exchange contracts to limit the Brazilian reais exposure on the dam failure provision. While not applying hedge accounting, the fair value changes in the forward exchange instruments are recorded within Profit/(loss) from equity accounted investments, related impairments and expenses in the Income Statement.

4	Amortisation of discounting of provision.

5	Includes tax on forward exchange derivatives and other taxes incurred during the period.

6	Includes forward exchange contracts described in 3 above, and Senior notes issued by Samarco as part of its Judicial Reorganisation in September 2023.

7
Current period reflects US$(1,773) million utilisation of the Samarco dam failure provision including payments under the Settlement Agreement ratified on 6 November 2024. Comparative periods comprise utilisation of the Samarco dam failure provision (2024: US$(515) million; 2023: US$(448) million) and in FY2024 US$(125) million provided to Samarco following approval of the Judicial Reorganisation.

Summary of Provisions
Provision related to the Samarco dam failure

		2025		2024
		US$M		US$M
At the beginning of the financial year		6,505		3,681
Movement in provision		(656)		2,824
Comprising:
Utilised	(1,773)		(515)
Adjustments charged to the income statement:
Change in cost estimate	540		3,700
Amortisation of discounting impacting net finance costs	458		506
Exchange translation	119		(867)

At the end of the financial year		5,849		6,505

Comprising:
Current		2,958		1,500
Non-current		2,891		5,005

At the end of the financial year		5,849		6,505